06061056

cik
1024022

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listings/Investigations

RECD S.E.C.
NOV 13 2006
1086

1-16053

By Facsimile and First Class Mail

November 13, 2006

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
NOV 15 2006
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on November 7, 2006 The Nasdaq Stock Market (the "Exchange") received from MEDIA SCIENCES INTERNATIONAL, INC. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.001 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick